Annual Total Returns - Voya Corporate Leaders 100 Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya Corporate Leaders 100 Fund - Class A	Sep. 30, 2020
Bar Chart Table:
2010	15.06%
2011	1.87%
2012	16.22%
2013	33.48%
2014	13.37%
2015	(1.50%)
2016	11.44%
2017	18.91%
2018	(7.07%)
2019	28.27%